Accumulated Other Comprehensive Loss (Details) - Schedule of accumulated other comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (1,091)	$ (1,243)	$ (1,904)
Current year other comprehensive loss income (loss)	(2,421)	152	661
Ending balance	(3,512)	(1,091)	(1,243)
Foreign currency translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,091)	(1,243)	(1,904)
Current year other comprehensive loss income (loss)	(2,421)	152	661
Ending balance	$ (3,512)	$ (1,091)	$ (1,243)